Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Net income (loss) per share

	Year Ended December 31
	2018			2017
	Net loss	Common shares (000's)	Net loss per share	Net income	Common shares (000's)	Net income per share
Net income (loss) - basic	$(325,309)	351,542	$(0.93)	$87,174	234,787	$0.37
Dilutive effect of share awards	—	—	—	—	2,462	—
Dilutive effect of share options	—	—	—	—	—	—
Net income (loss) - diluted	$(325,309)	351,542	$(0.93)	$87,174	237,249	$0.37